Variable interest entity (Details Narrative) - Inforbird WFOE [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Research and development expense	$ 0	$ 537,098
Revenue recognized	$ 0	$ 503,525